List of Subsidiaries - Summary of Investments In Subsidiaries (Detail)		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020
Atotech Japan K.K. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
Atotech Korea Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
Atotech Malaysia Sdn. Bhd. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
Atotech Osterreich GmbH [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
Atotech Poland Sp. z.o.o. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
Atotech Servicios de Mexico S.A. de C.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
Atotech S.K. s.r.o. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
Atotech Skandinavien AB [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
Atotech Taiwan Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
Atotech Thailand Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	[1]	99.99%		99.99%
Atotech UK Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
Atotech UK Topco Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
Atotech USA LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
Atotech Vietnam Co Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
Atotech Slovenija d.d. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
Brillant 3670. GmbH [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%		0.00%
J-KEM International AB [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
UAB Atotech Chemata Lithuania [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
Visutech Plating Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
Atotech Philippines Chemicals Inc [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	[1]	99.00%		99.00%
Atotech Argentina S.A. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	[1]	98.00%		98.00%
Atotech Australia PTY Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
Atotech Global Services Private Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		99.99%	[1]	0.00%
OOO AtotechChemeta Russia [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
PT. Atotech Indonesia Chemicals [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
Unconsolidated subsidiaries that investment entity controls directly [member] | Alpha 2 B.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
Unconsolidated subsidiaries that investment entity controls directly [member] | Alpha 3 B.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
Unconsolidated subsidiaries that investment entity controls directly [member] | Alpha 4 B.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
Unconsolidated subsidiaries that investment entity controls directly [member] | Alpha 5 B.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
Unconsolidated subsidiaries that investment entity controls directly [member] | Alpha Germany Bidco GmbH [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
Unconsolidated subsidiaries that investment entity controls directly [member] | Alpha US Bidco Inc [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
Unconsolidated subsidiaries that investment entity controls directly [member] | Atotech Singapore Chemicals Pte Ltd formerly Atotech S.E.A. Pte Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
Unconsolidated subsidiaries that investment entity controls directly [member] | Atotech Yangzhou Chemicals Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
Unconsolidated subsidiaries that investment entity controls directly [member] | Atotech Asia Pacific Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
Unconsolidated subsidiaries that investment entity controls directly [member] | Atotech B.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
Unconsolidated subsidiaries that investment entity controls directly [member] | Atotech Beteiligungs und Management GmbH Co KG [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
Unconsolidated subsidiaries that investment entity controls directly [member] | Atotech Bulgaria EOOD [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
Unconsolidated subsidiaries that investment entity controls directly [member] | Atotech Canada Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
Unconsolidated subsidiaries that investment entity controls directly [member] | Atotech China Chemicals Ltd [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
Unconsolidated subsidiaries that investment entity controls directly [member] | Atotech CZ, a.s. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
Unconsolidated subsidiaries that investment entity controls directly [member] | Atotech de Mexico S.A. de C.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
Unconsolidated subsidiaries that investment entity controls directly [member] | Atotech Deutschland GmbH [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
Unconsolidated subsidiaries that investment entity controls directly [member] | Atotech Development Center Private Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	[1]	99.99%		99.99%
Unconsolidated subsidiaries that investment entity controls directly [member] | Atotech Do Brasil Galvanotecnica Ltda [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
Unconsolidated subsidiaries that investment entity controls directly [member] | Atotech Espana S.A. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
Unconsolidated subsidiaries that investment entity controls directly [member] | Atotech France S.A. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	[1]	99.99%		99.99%
Unconsolidated subsidiaries that investment entity controls directly [member] | Atotech India Private Limited [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	[1]	99.99%		99.99%
Unconsolidated subsidiaries that investment entity controls directly [member] | Atotech Istanbul Kimya Sanayi Ticaret Ltd Sti [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%		100.00%
Unconsolidated subsidiaries that investment entity controls directly [member] | Atotech Italia S.r.l [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%		100.00%

[1]	Minority interests owned by Management staff.